Employee Benefits (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 plan investment	Dec. 31, 2010	Dec. 31, 2009
Deferred compensation plan
Number of investments against the values of which, employee may be allowed to reduce their compensation	4
Number of investments, which are taken as reference to measure the interest that may be acquired	3
Employer contribution as percentage of the employees' reduced compensation	3.00%
Number of deferred compensation plans	2
Deferred compensation plan expense (income)	$ (1,505,000)	$ 4,267,000	$ 4,340,000
Deferred compensation plan liability included in other liabilities	29,647,000	28,444,000
Deferred compensation plan assets included in other current assets	33,924,000	32,739,000
Investment income (loss) related to the mark-to-market of investments treated as trading securities	(1,584,000)	4,203,000	4,253,000
Defined contribution plan covering domestic, salaried and clerical employees
Defined contribution pans
Employer contribution (as a percent of employee contributions)	50.00%	50.00%	100.00%
Employer contribution limit per calendar year (as a percent of compensation)	6.00%	6.00%	3.00%
Vesting percentage after one year of service	20.00%
Additional vesting percentage with each additional completed year of service	20.00%
Contribution expense	1,956,000	1,826,000	1,868,000
Defined contribution plan covering hourly, non union and Daily's employees
Defined contribution pans
Number of defined contribution plans covering Daily's employees	2
Contribution expense	$ 507,000	$ 1,455,000	$ 1,378,000